S-K 1602(a)(3) Forepart, Sponsor Compensation	Nov. 07, 2025 USD ($) $ / shares shares
Activate Energy Sponsors LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 10,000
Non-Managing Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	340,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,400,000
Private Units [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	585,000
Private Units [Member] | Activate Energy Sponsors LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	415,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 5,850,000
Private Units [Member] | BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	385,000
Private Units [Member] | Non-Managing Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	310,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,100,000
Over-allotment Option [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	415,000
Over-allotment Option [Member] | Activate Energy Sponsors LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	645,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 6,450,000
Over-allotment Option [Member] | BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	230,000
Non-Managing Sponsor [Member] | BTIG [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	200,000
Founder Shares [Member] | Non-Managing Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,480,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,720,000